Subsidiaries (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Kitov Pharmaceuticals Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Kitov Pharmaceuticals Ltd.
Country of incorporation of subsidiary	Israel
Group's ownership equity	100.00%
Company's direct ownership of equity	100.00%
Amounts provided by the Company to the subsidiary Loan	$ (19,481)
Amounts provided by the Company to the subsidiary Guarantees
Total investment in subsidiary	$ (19,748)
TyrNovo Ltd [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	TyrNovo Ltd.
Country of incorporation of subsidiary	Israel
Group's ownership equity	64.72%
Company's direct ownership of equity	64.72%
Amounts provided by the Company to the subsidiary Loan	$ (1,597)
Amounts provided by the Company to the subsidiary Guarantees
Total investment in subsidiary	$ 2,404